Unaudited Pro Forma Condensed Combined Statement of Operations	12 Months Ended
Mar. 31, 2021 USD ($) $ / shares shares
Alterola Biotech [Member]
Revenue	$ 0
Operating Expenses
Research and development
Accounting and audit fees	23,500
Professional fees	373,000
Legal fees	5,000
Directors fees	90,000
General and administrative expenses	5,010
TOTAL OPERATING EXPENSES	496,510
LOSS FROM OPERATIONS	(496,510)
Other Income (Expense)
Interest expense
Total other expense
Net loss before provision for income taxes	(496,510)
Income taxes
Net loss	(496,510)
Other comprehensive loss
Foreign currency translation adjustment
Total comprehensive loss	$ (496,510)
Basic and dilutive loss per common share | $ / shares	$ (0.00)
Weighted average number of common shares outstanding | shares	442,363,333
A B T I Pharma Limited [Member]
Revenue	$ 0
Operating Expenses
Research and development	220,512
Accounting and audit fees
Professional fees	92,219
Legal fees
Directors fees
General and administrative expenses	28,838
TOTAL OPERATING EXPENSES	341,569
LOSS FROM OPERATIONS	(341,569)
Other Income (Expense)
Interest expense	(1,464)
Total other expense	(1,464)
Net loss before provision for income taxes	(343,033)
Income taxes
Net loss	(343,033)
Other comprehensive loss
Foreign currency translation adjustment	(14,022)
Total comprehensive loss	$ (357,055)
Basic and dilutive loss per common share | $ / shares	$ (0.00)
Weighted average number of common shares outstanding | shares	442,363,333
Proforma Adjustments [Member]
Revenue	$ 0
Operating Expenses
Research and development
Accounting and audit fees
Professional fees
Legal fees
Directors fees
General and administrative expenses
TOTAL OPERATING EXPENSES
LOSS FROM OPERATIONS
Other Income (Expense)
Interest expense
Total other expense
Net loss before provision for income taxes
Income taxes
Net loss
Other comprehensive loss
Foreign currency translation adjustment
Total comprehensive loss
Proforma As Adjusted [Member]
Revenue	0
Operating Expenses
Research and development	220,512
Accounting and audit fees	23,500
Professional fees	465,219
Legal fees	5,000
Directors fees	90,000
General and administrative expenses	33,848
TOTAL OPERATING EXPENSES	838,079
LOSS FROM OPERATIONS	(838,079)
Other Income (Expense)
Interest expense	(1,464)
Total other expense	(1,464)
Net loss before provision for income taxes	(839,543)
Income taxes
Net loss	(839,543)
Other comprehensive loss
Foreign currency translation adjustment	(14,022)
Total comprehensive loss	$ (853,565)